UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     November 5, 2008



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $81,612 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     4969   102426 SH       SOLE                    98676              3750
                                                                53     1100 SH       OTHER                     100              1000
Apache Corp.                   COM              037411105     3515    33711 SH       SOLE                    32501              1210
                                                                55      525 SH       OTHER                                       525
Banco Bilbao Vizcaya Argentina COM              05946k101      206    12761 SH       SOLE                    12761
Bb&t Corporation               COM              054937107     7721   204248 SH       SOLE                   197048              7200
                                                               198     5251 SH       OTHER                    2980              2271
Berkshire Hathaway-B           COM              084670207      369       84 SH       SOLE                       76                 8
Blackrock MuniVest Fund Inc.   COM              09253r105      129    18885 SH       SOLE                    18885
                                                               124    18150 SH       OTHER                   18150
Chevrontexaco Corp             COM              166764100     5347    64833 SH       SOLE                    62668              2165
                                                               449     5444 SH       OTHER                     700              4744
Colonial Prop Trust            COM              195872106      221    11850 SH       SOLE                    11850
Conocophillips                 COM              20825C104     4486    61237 SH       SOLE                    59059              2178
                                                                40      541 SH       OTHER                                       541
Csx Corp.                      COM              126408103      164     3000 SH       SOLE                     3000
                                                                55     1000 SH       OTHER                                      1000
Duke Energy Corp               COM              26441C105     2724   156267 SH       SOLE                   150527              5740
                                                                52     3000 SH       OTHER                    1000              2000
Eagle Bancorp Inc.             COM              268948106      131    15628 SH       SOLE                    15428               200
                                                                 4      512 SH       OTHER                                       512
Encana Corp                    COM              292505104     3742    56926 SH       SOLE                    54906              2020
                                                                13      200 SH       OTHER                     200
Firstmerit Corp.               COM              337915102      223    10616 SH       SOLE                    10616
Hewlett-Packard Co             COM              428236103     5255   113639 SH       SOLE                   109348              4291
                                                                32      700 SH       OTHER                     200               500
Mdu Resources Group            COM              552690109     5258   181324 SH       SOLE                   174565              6759
                                                                91     3125 SH       OTHER                     875              2250
Merck & Co Inc                 COM              589331107     2832    89740 SH       SOLE                    86177              3563
                                                                28      900 SH       OTHER                     900
Middleburg Financial Corp      COM              596094102      236    13500 SH       SOLE                    13300               200
                                                                13      750 SH       OTHER                                       750
Nabors Industries Ltd.         COM              G6359F103     2312    92775 SH       SOLE                    89050              3725
                                                                 5      200 SH       OTHER                     200
National Oilwell Varco         COM              637071101     1773    35294 SH       SOLE                    34004              1290
                                                                25      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     4529    60629 SH       SOLE                    58376              2253
                                                                88     1180 SH       OTHER                     407               773
Pepsico Inc                    COM              713448108      227     3190 SH       SOLE                     3190
Philip Morris Intl Inc         COM              718172109      226     4700 SH       SOLE                     4700
                                                               168     3500 SH       OTHER                                      3500
Plum Creek Timber Co           COM              729251108     4087    81961 SH       SOLE                    78995              2966
                                                                66     1320 SH       OTHER                    1320
Rayonier Inc                   COM              754907103     4784   101029 SH       SOLE                    97387              3642
                                                               158     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103     1226    46230 SH       SOLE                    44250              1980
                                                                13      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     2118    88979 SH       SOLE                    85828              3151
                                                                52     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104     2387    39910 SH       SOLE                    39910
Vulcan Materials Co            COM              929160109      447     6000 SH       SOLE                     6000
W W Grainger Inc               COM              384802104      204     2350 SH       SOLE                     2350
Washington Real Estate         COM              939653101     5774   157620 SH       SOLE                   151858              5762
                                                               137     3750 SH       OTHER                    2200              1550
John Han Bk & Thrift Opp Fd    COM              409735107     2011   398963 SH       SOLE                   384943             14020
                                                                59    11700 SH       OTHER                   10700              1000